Intangibles (Tables)	9 Months Ended
Sep. 30, 2012
Carrying Value and Accumulated Amortization of Intangible Assets

The carrying value and accumulated amortization of intangible assets at September 30, 2012, by major intangible asset category, is as follows (in thousands):

	Successor
	September 30, 2012
	Carrying Value	Accumulated Amortization	Net Carrying Amount
Construction management contracts	$4,640	$(800)	$3,840
Homes in backlog	4,030	(3,941)	89
Joint venture management fees	800	(293)	507

Total	$9,470	$(5,034)	$4,436

Estimated Future Amortization Expense

Estimated future amortization expense related to intangible assets is as follows (in thousands):

Total Amortization
2012 (from October 1 to December 31)	$629
2013	912
2014	1,244
2015	1,651
2016	—

Total	$4,436